LONG TERM LOAN	12 Months Ended
Dec. 31, 2022
LONG TERM LOAN

NOTE 12– LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $192,560 (NIS 500,000) from an Israeli bank. The loan bears interest at the rate of 3.14% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,628 (NIS 25,000) was deposited in the bank as security for the loan.

The activities of the long term loan during the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Balance, opening	$192,651	198,405
Addition	-	-
Repayments	(46,561)	(11,437)
Interest expense, accrued	4,977	5,562
Translation difference	(15,096)	121
Balance, ending	135,971	192,651
Less:
Long term loan – current portion	47,740	49,207
Long term loan – non-current portion	$88,231	143,444

The undiscounted repayments for each of the next four years and in the aggregate are:

Year ended	Amount
December 31, 2023	$47,740
December 31, 2024	49,241
December 31, 2025	38,990

$135,971

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)